Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Profit after tax for the year		$ 13,925	$ 8,851	$ 4,776
Items that will not be reclassified to profit or loss:
Actuarial gains/(losses) on post-retirement benefit plans		907	6	(90)
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		(13)
Tax relating to these components of other comprehensive income		(271)	(12)	29
Share of other comprehensive losses of equity accounted units, net of tax		(1)
Adjustments to deferred tax on post-retirement benefit plans due to changes in corporate tax rates in the US and France			(140)
Items that will not be reclassified to profit or loss		622	(146)	(61)
Items that have been/may be subsequently reclassified to profit or loss:
Currency translation adjustment	[1]	(3,830)	3,096	(157)
Currency translation on companies disposed of, transferred to the income statement		14	78	99
Fair value movements:
– Cash flow hedge gains/(losses)		156	62	(88)
– Cash flow hedge losses/(gains) transferred to the income statement		40	(62)	116
– Gains on revaluation of available for sale securities			19	13
– Losses on revaluation of available for sale securities transferred to the income statement			8	(167)
Net change in costs of hedging (b)		(39)
Tax relating to these components of other comprehensive income		(54)	(1)	4
Share of other comprehensive (loss)/income of equity accounted units, net of tax		(48)	34	11
Other comprehensive (loss)/income for the year, net of tax		(3,139)	3,088	(63)
Total comprehensive income for the year	[2]	10,786	11,939	4,713
– attributable to owners of Rio Tinto		10,663	11,691	4,504
– attributable to non-controlling interests		$ 123	$ 248	$ 209

[1]	Excludes a currency translation charge of US$382 million (2017: gain of US$310 million; 2016: charge of US$35 million) arising on Rio Tinto Limited’s share capital for the year ended 31 December 2018, which is recognised in the Group statement of changes in equity. Refer to Group statement of changes in equity on page 148.
[2]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.